Other Current assets (Tables)	12 Months Ended
Dec. 31, 2012
Other Current assets [Abstract]
Other Current assets
	December 31,	December 31,
	2011	2012
Inventories	$ 10,706	$ 13,727
Deferred mobilization expenses	38,052	46,407
Prepayments and advances	11,521	14,789
Swap cash collateral	-	8,000
Other	4,969	10,716

	$ 65,248	$ 93,639